Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Prepaid insurance	$ 94,030	$ 45,664	$ 109,414
Prepaid FDA fees		937,652
Prepaid coupon fees			71,500
Prepaid R&D expenses	208,900	115,755
API purchase commitment asset (see Note 13)	1,417,348	704,729	663,984
Other prepaid expenses	101,281	118,704
Other current assets	4,760	111,476	138,226
Total prepaid expenses and other current assets	$ 1,826,319	$ 2,033,980	$ 1,316,282